DAMAGES PROVISION (Details) - USD ($)		13 Months Ended
	Nov. 17, 2017	Dec. 31, 2017	Dec. 31, 2016
DAMAGE PROVISION
Initial damages			$ 70,000,000
Enhanced legal damage			21,000,000
Pre-judgement interest		$ 738,021	20,675,154
Accrued post-judgement interest			105,942
Total damage provision			$ 111,781,096
Post-judgement accrual per day		$ 2,354
Litigation damages and interest awarded	$ 112,519,117